Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	EAGLE MATERIALS INC
Entity Incorporation State Country Code	DE
Entity File Number	1-12984
Entity Tax Identification Number	75-2520779
Entity Address Address Line 1	5960 Berkshire Ln.
Entity Address Address Line 2	Suite 900
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225
City Area Code	214
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0000918646